GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One	€ 34
Future Amortization Expense Year Two	22
Future Amortization Expense Year Three	11
Future Amortization Expense Year Four	7
Future Amortization Expense Year Five	6
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	€ 39	$ 47	€ 42	€ 40